Share-based payments reserve (Details 4)	9 Months Ended
May 31, 2024 shares
Notes and other explanatory information [abstract]
Number of RSUs shares, beginning balance	3,473,077
Restricted share units, granted	57,432
Restricted share units, vested	(1,203,333)
Number of RSUs shares, ending balance	2,327,176